Foreign currency gains (losses), net - Summary Of Foreign Currency Gains (Losses), Net (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Text Block [Abstract]
Foreign currency gains	€ 39,720	€ 33,216		€ 13,111
Foreign currency losses	(34,283)	(19,410)		(14,646)
Total	€ 5,437	€ 13,806	[1]	€ (1,535)	[1]

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.